Submission	Mar. 14, 2025
Submission [Line Items]
Central Index Key	0000750577
Registrant Name	Hancock Whitney Corporation
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES